PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment at March 31, 2016 and 2015 consists of the following:

	2016 (Audited)	2015 (Audited and Restated)
Laboratory, manufacturing, and warehouse equipment	$8,255,286	$7,593,017
Office equipment and Software	234,634	209,551
Furniture and fixtures	49,804	49,804
Transportation equipment	66,855	66,855
Land, building and improvements	6,230,543	4,556,692
	14,837,122	12,475,919
Less: Accumulated depreciation	(6,726,401)	(6,074,117)
	$8,110,721	$6,401,802